Change in Accounting Principle - Statements of Operations (Details) $ / shares in Units, $ in Millions		3 Months Ended								12 Months Ended
	Apr. 14, 2020	Dec. 31, 2019 USD ($) $ / shares	Sep. 30, 2019 USD ($) $ / shares	Jun. 30, 2019 USD ($) $ / shares	Mar. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Sep. 30, 2018 USD ($) $ / shares	Jun. 30, 2018 USD ($) $ / shares	Mar. 31, 2018 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares		Dec. 31, 2018 USD ($) $ / shares		Dec. 31, 2017 USD ($) $ / shares
Condensed Income Statements, Captions [Line Items]
Revenues		$ 1,926	$ 2,087	$ 2,386	$ 2,196	$ 2,793	$ 2,424	$ 2,289	$ 2,524	$ 8,595		$ 10,030		$ 10,039
Gains (losses) on sales of assets										43		(264)		476
General and administrative										315		335		333
Depreciation, depletion and amortization										2,264		1,737		1,697
Gain on sale of oil and natural gas properties										0		0
Impairments										11		131		814
Other operating expense										92		0		416
Total Operating Expenses										8,626		9,648		10,177
Income from operations		(173)	46	278	(182)	418	82	(160)	42	(31)		382		(138)
Interest expense										(651)		(633)		(601)
Other income										39		67		6
Total Other Expense										(608)		(164)		(362)
INCOME (LOSS) BEFORE INCOME TAXES										(639)		218		(500)
NET INCOME (LOSS)										(308)		228		(502)
COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS										0		(2)		(3)
NET INCOME (LOSS) ATTRIBUTABLE TO CHESAPEAKE		(324)	(61)	98	(21)	604	(146)	(249)	17	(308)		226		(505)
Earnings allocated to participating securities										0		(1)		0
NET INCOME (LOSS) AVAILABLE TO COMMON STOCKHOLDERS		$ (346)	$ (101)	$ 75	$ (44)	$ 576	$ (169)	$ (272)	$ (6)	$ (416)		$ 133		$ (631)
Earnings (loss) per common share basic (in usd per share) | $ / shares		$ (35.53)	$ (11.89)	$ 9.21	$ (6.37)	$ 126.54	$ (37.14)	$ (59.83)	$ (1.32)	$ (49.97)	[1]	$ 29.26	[1]	$ (139.32)	[1]
Earnings (loss) per common share diluted (in usd per share) | $ / shares		$ (35.53)	$ (11.89)	$ 9.21	$ (6.37)	$ 113.80	$ (37.14)	$ (59.83)	$ (1.32)	$ (49.97)	[1]	$ 29.26	[1]	$ (139.32)	[1]
Stock split, conversion ratio	0.005
Other
Condensed Income Statements, Captions [Line Items]
Revenues										$ 63		$ 63		$ 67
Exploration
Condensed Income Statements, Captions [Line Items]
Cost of goods and services										84		162		235
As Previously Reported Under Full Cost
Condensed Income Statements, Captions [Line Items]
Revenues										8,489		10,231		9,496
Gains (losses) on sales of assets										0		0		0
General and administrative										258		280		262
Depreciation, depletion and amortization										1,616		1,145		995
Gain on sale of oil and natural gas properties										(15)		578
Impairments										344		53		5
Other operating expense										94		10		413
Total Operating Expenses										8,157		9,349		8,357
Income from operations										332		882		1,139
Interest expense										(487)		(487)		(426)
Other income										31		70		9
Total Other Expense										(452)		(15)		(184)
INCOME (LOSS) BEFORE INCOME TAXES										(120)		867		955
NET INCOME (LOSS)										211		877		953
COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS										(2)		(4)		(4)
NET INCOME (LOSS) ATTRIBUTABLE TO CHESAPEAKE										209		873		949
Earnings allocated to participating securities												(6)		(10)
NET INCOME (LOSS) AVAILABLE TO COMMON STOCKHOLDERS										$ 101		$ 775		$ 813
Earnings (loss) per common share basic (in usd per share) | $ / shares										$ 12.13		$ 170.48		$ 179.51
Earnings (loss) per common share diluted (in usd per share) | $ / shares										$ 12.13		$ 170.48		$ 179.43
As Previously Reported Under Full Cost | Other
Condensed Income Statements, Captions [Line Items]
Revenues										$ 0		$ 0		$ 0
As Previously Reported Under Full Cost | Exploration
Condensed Income Statements, Captions [Line Items]
Cost of goods and services										0		0		0
Successful Efforts Adjustment
Condensed Income Statements, Captions [Line Items]
Revenues										106		(201)		543
Gains (losses) on sales of assets										43		(264)		476
General and administrative										57		55		71
Depreciation, depletion and amortization										648		592		702
Gain on sale of oil and natural gas properties										15		(578)
Impairments										(333)		78		809
Other operating expense										(2)		(10)		3
Total Operating Expenses										469		299		1,820
Income from operations										(363)		(500)		(1,277)
Interest expense										(164)		(146)		(175)
Other income										8		(3)		(3)
Total Other Expense										(156)		(149)		(178)
INCOME (LOSS) BEFORE INCOME TAXES										(519)		(649)		(1,455)
NET INCOME (LOSS)										(519)		(649)		(1,455)
COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS										2		2		1
NET INCOME (LOSS) ATTRIBUTABLE TO CHESAPEAKE										(517)		(647)		(1,454)
Earnings allocated to participating securities												5		10
NET INCOME (LOSS) AVAILABLE TO COMMON STOCKHOLDERS										$ (517)		$ (642)		$ (1,444)
Earnings (loss) per common share basic (in usd per share) | $ / shares										$ (62.10)		$ (141.22)		$ (318.83)
Earnings (loss) per common share diluted (in usd per share) | $ / shares										$ (62.10)		$ (141.22)		$ (318.75)
Successful Efforts Adjustment | Other
Condensed Income Statements, Captions [Line Items]
Revenues										$ 63		$ 63		$ 67
Successful Efforts Adjustment | Exploration
Condensed Income Statements, Captions [Line Items]
Cost of goods and services										$ 84		$ 162		$ 235

[1]	Amounts and shares have been retroactively adjusted to reflect a 1-for-200 (1:200) reverse stock split effective April 14, 2020. See Note 26 for additional information.